Non-controlling Interests - Summary of Changes in the Balances Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning Balance	$ 9,444	$ 18,977
Distributions	(15,031)	(15,977)
Stock compensation	1,615
Recapitalization	(3,505)
Net (loss) income	(26,102)	0
Ending Balance	9,373	9,444
BT HoldCo
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributions	(2,294)
Foreign currency translation	17
Recapitalization	9,866
Net (loss) income	14,891
Ending Balance	22,480
Total
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning Balance	2,230	1,432
Distributions	(2,294)
Stock compensation	702	1,230
Foreign currency translation	17
Recapitalization	9,866
Net (loss) income	14,666	(432)
Ending Balance	25,187	2,230
Bit Access [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning Balance	2,230	1,432
Stock compensation	702	1,230
Net (loss) income	(225)	(432)
Ending Balance	$ 2,707	$ 2,230